Equity - Common Units (Details)	Jun. 27, 2023 USD ($) shares	Sep. 30, 2023 vote shares	Jun. 08, 2023 shares	Mar. 31, 2023 shares	Mar. 31, 2022 shares
Class of Stock [Line Items]
Units outstanding (in shares)				67,486,000	67,486,000
Units issued (in shares)				67,486,000	67,486,000
Standby Equity Purchase Agreement, shares issued (in shares)	456,204
Common Class A
Class of Stock [Line Items]
Units outstanding (in shares)		242,340,000	188,674,282	179,634,000
Units issued (in shares)		242,884,000	188,674,282	180,178,000
Number of votes per share | vote		1
Common Class B
Class of Stock [Line Items]
Units outstanding (in shares)			19,140,451
Units issued (in shares)		19,140,000	19,140,451	19,140,000
Number of votes per share | vote		10
Standby Equity Purchase Agreement
Class of Stock [Line Items]
Standby Equity Purchase Agreement, expiration period	36 months
Commitment fee | $	$ 1,300,000
Maximum | Standby Equity Purchase Agreement
Class of Stock [Line Items]
Standby Equity Purchase Agreement, sale of stock | $	$ 250,000,000